JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.5%
Aerospace & Defense — 0.6%
Woodward, Inc.	400	73,088
Banks — 4.7%
Columbia Banking System, Inc.	1,878	46,836
Fifth Third Bancorp	3,501	137,240
First Citizens BancShares, Inc., Class A	81	150,026
M&T Bank Corp.	809	144,715
Regions Financial Corp.	4,960	107,773
		586,590
Beverages — 1.6%
Constellation Brands, Inc., Class A	397	72,791
Keurig Dr Pepper, Inc.	3,779	129,331
		202,122
Building Products — 1.8%
Carlisle Cos., Inc.	356	121,224
Fortune Brands Innovations, Inc.	1,821	110,856
		232,080
Capital Markets — 5.5%
Ameriprise Financial, Inc.	454	219,617
Blue Owl Capital, Inc.	3,717	74,497
Northern Trust Corp.	392	38,652
Raymond James Financial, Inc.	1,348	187,219
State Street Corp.	1,935	173,269
		693,254
Chemicals — 1.0%
RPM International, Inc.	1,056	122,174
Commercial Services & Supplies — 0.9%
Veralto Corp.	1,161	113,143
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	282	134,966
Consumer Finance — 0.4%
Discover Financial Services	315	53,839
Consumer Staples Distribution & Retail — 1.7%
Kroger Co. (The)	2,297	155,463
US Foods Holding Corp. *	969	63,451
		218,914
Containers & Packaging — 3.9%
Ball Corp.	1,814	94,484
Graphic Packaging Holding Co.	2,459	63,826
International Paper Co.	2,830	150,976
Packaging Corp. of America	379	74,986
Silgan Holdings, Inc.	1,990	101,755
		486,027

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 1.0%
Genuine Parts Co.	1,017	121,211
Electric Utilities — 2.9%
PG&E Corp.	10,656	183,073
Xcel Energy, Inc.	2,553	180,696
		363,769
Electrical Equipment — 3.5%
Acuity, Inc.	439	115,632
AMETEK, Inc.	1,107	190,573
Hubbell, Inc.	391	129,249
		435,454
Electronic Equipment, Instruments & Components — 4.5%
Flex Ltd. *	938	31,030
Jabil, Inc.	825	112,314
TD SYNNEX Corp.	1,171	121,744
Teledyne Technologies, Inc. *	362	179,949
Zebra Technologies Corp., Class A *	414	117,033
		562,070
Energy Equipment & Services — 1.0%
Baker Hughes Co.	3,018	132,628
Entertainment — 1.2%
Take-Two Interactive Software, Inc. *	239	49,609
Warner Music Group Corp., Class A	3,219	100,900
		150,509
Financial Services — 3.6%
Block, Inc. *	1,130	61,380
Fidelity National Information Services, Inc.	2,979	222,486
MGIC Investment Corp.	6,703	166,103
		449,969
Food Products — 2.9%
General Mills, Inc.	2,884	172,465
Hershey Co. (The)	443	75,699
Post Holdings, Inc. *	985	114,585
		362,749
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	813	120,234
Health Care Equipment & Supplies — 1.8%
GE HealthCare Technologies, Inc.	1,484	119,799
Globus Medical, Inc., Class A *	1,509	110,434
		230,233
Health Care Providers & Services — 5.1%
Cencora, Inc.	659	183,207
Henry Schein, Inc. *	2,340	160,305

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Humana, Inc.	381	100,893
Quest Diagnostics, Inc.	1,141	193,035
		637,440
Health Care REITs — 0.8%
Ventas, Inc.	1,417	97,421
Hotel & Resort REITs — 0.8%
Host Hotels & Resorts, Inc.	6,796	96,579
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.	513	106,552
Expedia Group, Inc.	538	90,455
		197,007
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,029	117,539
Insurance — 6.6%
Arch Capital Group Ltd.	2,153	207,059
Hartford Insurance Group, Inc. (The)	1,581	195,587
Loews Corp.	2,768	254,445
WR Berkley Corp.	2,412	171,614
		828,705
Interactive Media & Services — 0.8%
IAC, Inc. *	2,091	96,041
IT Services — 0.9%
GoDaddy, Inc., Class A *	652	117,460
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	547	96,406
Machinery — 5.0%
Dover Corp.	860	151,142
Ingersoll Rand, Inc.	1,802	144,178
ITT, Inc.	1,006	129,975
Lincoln Electric Holdings, Inc.	687	129,879
Middleby Corp. (The) *	491	74,699
		629,873
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,036	77,068
Multi-Utilities — 5.3%
CMS Energy Corp.	2,596	194,983
NiSource, Inc.	3,653	146,419
Public Service Enterprise Group, Inc.	906	74,584
WEC Energy Group, Inc.	2,246	244,779
		660,765
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy, Inc.	404	93,454

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Coterra Energy, Inc.	5,457	157,707
Diamondback Energy, Inc.	810	129,551
Williams Cos., Inc. (The)	3,464	207,001
		587,713
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	872	108,295
Professional Services — 1.8%
Parsons Corp. *	1,545	91,469
UL Solutions, Inc., Class A	2,371	133,740
		225,209
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	795	103,945
Residential REITs — 2.9%
American Homes 4 Rent, Class A	3,491	131,975
AvalonBay Communities, Inc.	646	138,679
Mid-America Apartment Communities, Inc.	585	98,036
		368,690
Retail REITs — 1.3%
Regency Centers Corp.	2,236	164,948
Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp. *	1,488	60,539
Specialized REITs — 2.6%
Public Storage	319	95,360
SBA Communications Corp.	511	112,554
Weyerhaeuser Co.	4,049	118,553
		326,467
Specialty Retail — 3.0%
AutoZone, Inc. *	35	132,593
Bath & Body Works, Inc.	2,296	69,608
Best Buy Co., Inc.	1,344	98,947
Ross Stores, Inc.	579	73,975
		375,123
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc.	1,770	72,410
Ralph Lauren Corp.	439	96,777
		169,187
Total Common Stocks (Cost $7,636,976)		11,987,443

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $489,314)	489,175	489,321
Total Investments — 99.4% (Cost $8,126,290)		12,476,764
Other Assets in Excess of Liabilities — 0.6%		81,577
NET ASSETS — 100.0%		12,558,341

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,476,764	$—	$—	$12,476,764

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$174,796	$2,574,786	$2,260,370	$102	$7	$489,321	489,175	$11,940	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	5,977	164,780	170,758	1	—	—	—	183	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	1,295	9,891	11,186	—	—	—	—	7	—
Total	$182,068	$2,749,457	$2,442,314	$103	$7	$489,321		$12,130	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.